UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3970

Smith Barney California Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

Smith Barney

California Municipals Fund Inc.

FORM N-Q

MAY 31, 2005

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 96.3%
Education — 4.2%
		California EFA Revenue:
$ 2,980,000	Aa3(a)	Claremont University Center, Series B, 5.000% due 3/1/24	$3,105,011
		Pepperdine University, Series A:
1,775,000	A1(a)	5.000% due 11/1/18	1,872,022
1,500,000	A1(a)	5.000% due 11/1/29	1,548,660
1,000,000	A1(a)	Scripps College, 5.250% due 8/1/26	1,060,320
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32 (b)	16,084,050
315,000	A-	California State Public Works Board High Technology Facilities Lease Revenue, San Jose Facilities, Series A, 7.750% due 8/1/06	324,554
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA- Insured, 5.350% due 6/1/31	2,150,360
5,000,000	AAA	Corona-Norco, CA, USD, Special Tax, Community Facilities District Number 98-1, MBIA-Insured, 5.500% due 9/1/33	5,522,000
1,000,000	AAA	Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA-Insured, 5.750% due 7/1/30	1,114,170
2,600,000	AAA	Victor Valley, CA, Unified High School District, COP, Refunding Project, MBIA-Insured, 5.750% due 11/1/17	2,687,360

		Total Education	35,468,507

Electric — 1.1%
360,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project Number 3, Series A, Unrefunded Balance, 5.000% due 7/1/09	360,770
2,000,000	AAA	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, MBIA-Insured, 6.368% due 7/1/22	2,437,240
6,000,000	AAA	Sacramento, CA, Municipal Utility District Electric Revenue, Series N, MBIA- Insured, 5.000% due 8/15/28	6,275,940

		Total Electric	9,073,950

Escrowed to Maturity* — 17.4%
		California Health Facilities Financing Authority Revenue:
3,500,000	AAA	Kaiser Permanente: Series A, FSA-Insured, 5.000% due 6/1/18	3,699,780
1,750,000	AAA	Series B, 5.250% due 10/1/14	1,871,748
		California Statewide Communities Development Authority, COP:
19,000,000	AAA	Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (b)	19,999,210
4,515,000	AAA	UniHealth Foundation, Series A, AMBAC-Insured, 5.500% due 10/1/07	4,792,943
270,000	AAA	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (c)	363,709
5,000,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, 6.250% due 8/1/11 (c)	5,518,250
2,670,000	AAA	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project Number 1, MBIA-Insured, 5.800% due 8/1/23	2,750,367
3,325,000	AAA	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 8.300% due 12/1/13 (c)	3,997,548
6,000,000	AAA	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, Series A, MBIA-Insured, zero coupon bond to yield 6.149% due 10/1/16	3,839,520
		Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (c)	3,414,646
1,000,000	AAA	Series A, 7.800% due 5/1/21 (c)	1,423,400
1,500,000	AAA	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (c)	1,866,405
2,000,000	AAA	San Bernardino County, CA, COP, Capital Facilities Project, Series B, 6.875% due 8/1/24	2,657,100
120,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines, Inc., 8.000% due 7/1/13	142,783

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Escrowed to Maturity* — 17.4% (continued)
		San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien, CABS:
$ 5,000,000	AAA	Zero coupon bond to yield 7.698% due 1/1/14	$3,626,350
60,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/16 (b)	39,179,400
17,500,000	AAA	Zero coupon bond to yield 7.748% due 1/1/17	10,889,200
25,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/18 (b)	14,785,000
20,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/19	11,239,200
20,000,000	AAA	Zero coupon bond to yield 7.749% due 1/1/26	7,908,400
4,310,000	Aaa(a)	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19	2,428,469
525,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11	645,246
1,250,000	NR	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23	1,250,250

		Total Escrowed to Maturity	148,288,924

Finance — 8.2%
10,000,000	AA	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital Improvements Projects, Series A, 5.250% due 6/1/28	10,446,900
1,300,000	BBB+	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12	1,326,715
3,000,000	AAA	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor Refinancing Project, Series A, AMBAC-Insured, 5.250% due 5/1/24	3,176,880
5,550,000	AAA	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	5,848,479
		Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	AA-	5.625% due 6/1/30	2,186,920
		AMBAC-Insured:
		Series A:
5,070,000	AAA	5.500% due 12/1/20	5,666,283
6,300,000	AAA	5.500% due 12/1/21	7,019,208
1,600,000	AAA	Solid Waste & Redevelopment Project, 5.875% due 12/1/29	1,802,720
2,800,000	AAA	Salida, CA, Area Public Facilities Financing Authority, Community Facilities District, Special Tax, Number 1988-1, FSA-Insured, 5.250% due 9/1/18	2,987,992
3,205,000	AAA	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, Series A, MBIA-Insured, 5.375% due 8/1/30	3,430,087
2,875,000	AAA	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration & Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24	3,566,869
2,000,000	AAA	South Orange County, CA, Public Financing Authority Special Tax Revenue, Senior Lien, Series A, MBIA-Insured, 7.000% due 9/1/10 (d)	2,368,360
		Stockton, CA, Public Financing Authority Lease Revenue, Parking & Capital Projects, FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,146,740
1,900,000	AAA	5.250% due 9/1/34	2,058,992
		Virgin Islands Public Finance Authority Revenue, Series A:
5,000,000	BBB	Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24	5,743,550
10,000,000	BBB	Refunding, Senior Lien, 5.500% due 10/1/18	10,643,500

		Total Finance	70,420,195

General Obligation — 8.6%
2,000,000	AAA	Adelanto, CA, GO, School District, Capital Appreciation, Series B, FGIC-Insured, zero coupon bond to yield 6.699% due 9/1/18	1,106,460
		California State, GO, Veterans Bonds:
1,000,000	AA-	Series AT, 9.500% due 2/1/10	1,255,900
2,000,000	AA-	Series AU, 8.400% due 10/1/06	2,138,340
		Los Angeles, CA, GO, USD:
14,230,000	AAA	Election of 1997, Series E, MBIA-Insured, 5.125% due 7/1/22 (b)	15,262,244
20,000,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/24 (b)	21,325,600
4,000,000	AAA	Moreno Valley, CA, GO, USD, Election 2004, Series A, FSA-Insured, 5.000% due 8/1/25	4,294,560

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
General Obligation — 8.6% (continued)
$3,000,000	AAA	Placentia-Yorba Linda, CA, GO, USD, 2002 Election, Series B, FGIC-Insured, 5.500% due 8/1/27	$3,376,470
1,000,000	A1(a)	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,168,450
		Santa Margarita/Dana Point, CA, Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18 (b)	21,192,000
1,500,000	AAA	Water Improvement Districts 3, 3A, 4, & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14 (d)	1,919,880

		Total General Obligation	73,039,904

Hospitals — 4.4%
		California Health Facilities Financing Authority Revenue:
705,000	A	Casa De Las Campanas, Series A, California Mortgage Insurance-Insured, 5.500% due 8/1/12	747,899
2,185,000	AAA	Catholic West, Series A, MBIA-Insured, Unrefunded Balance, 5.125% due 7/1/24	2,278,147
12,000,000	A3(a)	Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30 (b)	13,238,880
2,500,000	A	Marshall Hospital, Series A, California Mortgage Insurance-Insured, 5.250% due 11/1/18	2,628,400
2,500,000	AAA	Refunding, De Las Companas, Series A, AMBAC-Insured, 5.750% due 7/1/15	2,556,300
		Sutter Health, Series A:
		FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,554,407
1,500,000	AAA	5.250% due 8/15/27	1,567,815
2,000,000	AAA	MBIA-Insured, 5.000% due 8/15/19	2,108,500
5,145,000	AAA	University of California at San Francisco-Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18	5,456,581
		California Statewide Communities Development Authority, COP:
4,000,000	AA-	St. Joseph Health Systems, 5.250% due 7/1/21	4,156,800
500,000	AAA	Sutter Health Obligated Group, MBIA-Insured, 6.000% due 8/15/25	512,910
1,000,000	AAA	Modesto, CA, Health Facility Revenue, Memorial Hospital Association, Series B, MBIA- Insured, 5.125% due 6/1/17	1,056,080

		Total Hospitals	37,862,719

Housing: Multi-Family — 1.7%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corporations, California MFH Revenue, Edgewood Apartments Project, Series A, FNMA-Collateralized, 5.700% due 11/1/06 (c)(e)	1,279,288
6,000,000	NR	California Statewide Communities Development Authority Multi-Family Revenue, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (c)(d)	6,166,200
1,740,000	AAA	Riverside County, CA, Housing Authority, MFH Revenue, Brandon Place Apartments, Series B, FNMA-Collateralized Mandatory Put 7/1/09@100, 5.625% due 7/1/29 (c)	1,829,453
660,000	AAA	San Francisco, CA, City & County Redevelopment Agency Multi-Family Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (c)	683,423
1,500,000	Aaa(a)	San Jose, CA, MFH Revenue, Timberwood Apartments, Series A, 7.500% due 2/1/20	1,500,915
2,755,000	AAA	Victorville, CA, MFH Revenue, Refunding, Wimbledon Apartments, Series A, GNMA- Collateralized, 6.300% due 4/20/31	2,844,097

		Total Housing: Multi-Family	14,303,376

Housing: Single-Family — 1.6%
		California Housing Finance Agency Revenue Home Mortgage:
		Capital Appreciation:
325,000	AA-	Series 1983-B, FHA-Insured, zero coupon bond to yield 10.749% due 8/1/15	138,580
310,000	AA-	Series 1984-B, zero coupon bond to yield 11.165% due 8/1/16	88,902
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,448

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Housing: Single-Family — 1.6% (continued)
		California Housing Finance Agency Single-Family Mortgage Purchase:
$520,000	AAA	Issue A-2, FHA-Insured, CaHLIF-Guaranteed, 6.350% due 8/1/15 (c)(d)	$530,951
1,415,000	AAA	Series B-3, Class II, Remarketed 3/31/98, MBIA-Insured, 5.375% due 8/1/21 (c)	1,448,521
480,000	AAA	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (c)	508,037
10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	10,490,100
115,000	AAA	Martinez, CA, Home Mortgage Revenue, UGRIC-Insured, 10.750% due 2/1/16	160,542

		Total Housing: Single-Family	13,376,081

Miscellaneous — 5.4%
2,000,000	AAA	Anaheim, CA, COP, Regular Fixed Option Bonds, Refunding, MBIA-Insured, 6.200% due 7/16/23	2,174,140
4,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Rand Corp. Project, Series A, AMBAC-Insured, 5.500% due 4/1/32	4,370,160
2,500,000	AAA	California State Public Works Board Lease Revenue, Refunding, Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,629,975
3,000,000	AAA	Contra Costa County, CA, COP, Capital Projects Program, AMBAC-Insured, Motor Vehicle Fee Withholding, 5.250% due 2/1/21	3,148,980
3,680,000	AAA	Fontana, CA, COP, Refunding Project, AMBAC-Insured, 5.000% due 9/1/21	3,871,323
3,250,000	AAA	Los Angeles County, CA, Community Facilities District Number 3, Special Tax, Refunding, Improvement Area A, Series A, FSA-Insured, 5.500% due 9/1/14	3,490,890
1,675,000	AAA	Orange County, CA, Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/26	1,762,686
1,000,000	AAA	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Project, MBIA-Insured, 5.250% due 9/1/26	1,045,620
		San Francisco, CA, City & County, COP, San Bruno Jail Number 3, AMBAC-Insured:
14,000,000	AAA	5.250% due 10/1/26 (b)	15,094,940
5,000,000	AAA	5.250% due 10/1/33	5,391,050
2,795,000	AAA	Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,973,629

		Total Miscellaneous	45,953,393

Pollution Control — 1.7%
		California PCFA Revenue:
1,500,000	A+	San Diego Gas & Electric Co., Series A, 6.800% due 6/1/15 (c)	1,803,405
9,900,000	BBB+	Southern California Edison Co., Series B, 6.400% due 12/1/24 (b)(c)	9,930,393
2,770,000	AAA	Fresno County, CA, Financing Authority, Solid Waste Revenue, American Ave. Landfill Project, MBIA-Insured, 5.750% due 5/15/14	2,837,560

		Total Pollution Control	14,571,358

Pre-Refunded** — 7.8%
1,240,000	AAA	Anaheim, CA, Public Financing Authority Revenue, Water Utility, Lenain Filtration Project, FGIC-Insured, Call 4/1/06 @ 100, 5.250% due 10/1/19	1,266,387
6,125,000	Ba1(a)	California EFA Revenue, Pooled College & University Projects, Series A, Call 7/1/08 @ 101, 5.500% due 7/1/15	6,377,472
815,000	AAA	California Health Facilities Financing Authority Revenue, Catholic West, Series A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24	869,214
1,000,000	AA	California State Department of Water Resources, Central Valley Project Revenue, Water System, Series O, Call 12/1/05 @ 101, 5.000% due 12/1/22	1,021,840
2,000,000	AAA	Foothill/Eastern Corridor Agency of California, Toll Road Revenue, Senior Lien, Series A, Call 1/1/07 @ 100, 6.000% due 1/1/34 (d)	2,100,280

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Pre-Refunded** — 7.8% (continued)
$2,500,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, Call 8/1/06 @ 102, 6.000% due 8/1/16 (c)	$2,638,175
4,185,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue, Regional Park & Open, Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19	4,435,012
450,000	AAA	Los Angeles, CA, Convention & Exhibit Center Authority, COP, Call 12/1/05 @ 100, 9.000% due 12/1/20	463,941
		Metropolitan Water District Southern California Waterworks Revenue:
		Series A, Call 1/1/08 @ 101:
1,000,000	AA+	5.000% due 7/1/18	1,063,630
10,325,000	AAA	5.000% due 7/1/26	10,981,980
2,825,000	AA+	5.000% due 7/1/26	3,004,755
4,500,000	AA+	Series C, Call 1/1/07 @ 102, 5.250% due 7/1/16	4,760,100
750,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project Number 3, Series A, Call 7/1/08 @ 100, 5.000% due 7/1/09	796,718
4,720,000	AAA	Pasadena, CA, GO, USD, Series A, FGIC-Insured, Call 5/1/08 @ 101, 5.000% due 5/1/20	5,051,769
6,575,000	AAA	Placer County, CA, Water Agency Revenue COP, Capital Improvement Projects, AMBAC-Insured, Call 7/1/09 @ 101, 5.500% due 7/1/29	7,283,653
2,855,000	AAA	Pomona, CA, Public Financing Authority Revenue, Series Q, MBIA-Insured, Call 12/1/05 @ 102, 5.750% due 12/1/15	2,958,151
		Sacramento, CA, Power Authority Cogeneration Project Revenue, Call 7/1/06 @102:
1,800,000	BBB	6.500% due 7/1/07	1,905,498
1,800,000	BBB	6.500% due 7/1/08	1,905,498
2,200,000	BBB	6.500% due 7/1/09	2,328,942
1,250,000	AAA	San Diego, CA, Community College District Lease Revenue, MBIA-Insured, Call 12/1/06 @ 102, 6.125% due 12/1/16	1,335,925
4,000,000	AAA	Tahoe-Truckee, CA, GO, USD, Improvement District Number 1, Series A, FGIC-Insured, Call 8/1/09 @ 101, 5.750% due 8/1/20	4,477,480

		Total Pre-Refunded	67,026,420

Public Facilities — 5.7%
5,000,000	AAA	California State Public Works Board, Lease Revenue, Department of Health Services, Series A, MBIA-Insured, 5.750% due 11/1/24	5,498,900
2,000,000	AAA	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC-Insured, 5.125% due 12/1/31	2,138,780
4,500,000	AAA	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, Series A, MBIA-Insured, 5.500% due 11/1/29	5,090,670
		Riverside County, CA, COP, Historic Courthouse Project, Series A:
2,320,000	A+	5.000% due 11/1/23	2,433,518
2,705,000	A+	5.000% due 11/1/28	2,808,331
4,600,000	AAA	Sacramento County, CA, COP, Public Facilities Project, Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16	4,840,212
25,000,000	AAA	San Francisco, CA, State Building Authority Lease Revenue, San Francisco Civic Center Complex, Series A, AMBAC-Insured, 5.250% due 12/1/21 (b)	26,286,750

		Total Public Facilities	49,097,161

Tax Allocation — 2.8%
2,000,000	AAA	Anaheim, CA, Public Financing Authority Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,205,360
1,000,000	AAA	El Centro, CA, RDA, Tax Allocation, Refunding, El Centro Redevelopment Project, MBIA-Insured, 6.375% due 11/1/17	1,067,310
6,485,000	AAA	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, Series A, MBIA-Insured, 5.125% due 8/1/31	6,839,989

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Tax Allocation — 2.8% (continued)
$6,500,000	AAA	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area Number 1, AMBAC-Insured, 5.125% due 9/1/32	$6,910,150
		Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, Housing Set-Aside:
2,500,000	AAA	FSA-Insured, Refunding, 5.250% due 9/1/20	2,694,675
2,445,000	AAA	MBIA-Insured, 5.250% due 9/1/16	2,558,081
2,000,000	AAA	Vista, CA, Community Development Community Tax Allocation, Vista Redevelopment Project Area, MBIA-Insured, 5.250% due 9/1/15	2,012,960

		Total Tax Allocation	24,288,525

Tobacco — 4.1%
5,250,000	Baa3(a)	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	5,325,338
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
		Enhanced Asset-Backed Securities, Series B:
4,215,000	A-	5.375% due 6/1/17	4,321,555
3,280,000	A-	5.500% due 6/1/18	3,444,754
20,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39 (b)	21,802,000

		Total Tobacco	34,893,647

Transportation — 5.0%
15,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/29 (b)	15,941,100
1,250,000	AAA	Fresno, CA, Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,372,150
9,000,000	AAA	Sacramento County, CA, Airport System Revenue, Series A, MBIA-Insured, 5.900% due 7/1/24 (c)	9,429,120
15,270,000	AAA	San Francisco, CA, Bay Area Rapid Transportation District Sales Tax Revenue, AMBAC-Insured, 5.000% due 7/1/28 (b)	15,842,778

		Total Transportation	42,585,148

Water and Sewer — 16.6%
		California State Department of Water Resources Central Valley Project Revenue, Water System:
5,000,000	AA	Series S, 5.000% due 12/1/19	5,261,550
11,000,000	AA	Series U, 5.000% due 12/1/29 (b)	11,325,270
		Castaic Lake Water Agency California Revenue, COP, Water System Improvement Project, AMBAC-Insured:
7,270,000	AAA	5.250% due 8/1/19	7,853,563
7,615,000	AAA	5.125% due 8/1/30	8,134,495
6,000,000	AAA	Clovis, CA, Sewer Revenue, Refunding, MBIA-Insured, 5.200% due 8/1/28	6,424,920
4,000,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	4,233,920
		East Bay, CA, Municipal Utility:
11,440,000	AAA	District Wastewater Treatment Systems Revenue, Refunding, Subordinated, FGIC-Insured, 5.000% due 6/1/26 (b)	11,876,550
		Water Systems Revenue:
8,400,000	AAA	MBIA-Insured, 5.000% due 6/1/26	8,839,236
8,400,000	AAA	Refunding, Subordinated, FGIC-Insured, 5.000% due 6/1/26	8,658,468
		Eastern Municipal Water District California Water & Sewer Revenue, COP:
1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	1,212,630
17,750,000	AAA	Refunding, Series A, MBIA-Insured, 5.250% due 7/1/23 (b)	18,560,997
1,900,000	AAA	El Centro, CA, Financing Authority Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	2,015,748
1,720,000	AAA	Lodi, CA, Wastewater Systems Revenue, COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,845,784
2,315,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue, Regional Park, Series A, Unrefunded Balance, 5.000% due 10/1/19	2,429,685

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Water and Sewer — 16.6% (continued)
		Metropolitan Water District Southern California Waterworks Revenue:
$10,000,000	AAA	Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/26	$10,679,900
12,900,000	AA+	Refunding, Series A, 4.750% due 7/1/22 (b)	13,238,496
1,925,000	AAA	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA-Insured, 5.125% due 6/1/21	2,077,191
2,500,000	AAA	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AA, FSA-Insured, 5.000% due 5/1/29	2,609,150
6,875,000	AAA	San Diego, CA, Public Facilities Financing Authority Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	6,968,088
2,820,000	AAA	Sunnyvale, CA, Financing Authority Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,980,966
4,350,000	AAA	Vallejo, CA, Parity Revenue, Refunding, Water Improvement Project, Series A, FSA-Insured, 5.250% due 5/1/29	4,690,170

		Total Water and Sewer	141,916,777

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $726,285,697)	822,166,085

SHORT-TERM INVESTMENTS — 1.7%(f)
Electric — 0.2%
1,100,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series B, LOC-Bank of New York, 2.930% due 6/1/05	1,100,000
1,000,000	A-1+	M-S-R Public Power Agency California, San Juan Project Revenue, Subordinated Lien, Series F, MBIA-Insured, 2.930% due 6/1/05	1,000,000

		Total Electric	2,100,000

Hospital — 0.2%
2,000,000	VMIG1 (a)	California Health Facilities Financing Authority Revenue, Adventist Health Systems, Series A, LOC-Wachovia Bank NA, 2.930% due 6/1/05	2,000,000

Housing: Multi Family — 0.1%
1,000,000	A-1+	California HFA Revenue, MFH, Series D, 3.050% due 6/1/05	1,000,000

Industrial Development — 1.0%
		California State Economic Recovery, State Guaranteed:
5,100,000	A-1+	Series C-1, 3.050% due 6/1/05	5,100,000
1,900,000	A-1+	Series C-4, SPA-JPMorgan Chase Bank, 2.930% due 6/1/05	1,900,000
1,200,000	VMIG1 (a)	Irvine, CA, Improvement Building Act of 1915, Assessment District 03-19, Series A, LOC-Bank of New York, 2.930% due 6/1/05	1,200,000

		Total Industrial Development	8,200,000

Pollution Control — 0.2%
1,400,000	A-1+	California PCFA Revenue, Daily, Refunding, Pacific Gas & Electric, LOC-Bank One NA, Series E, 2.940% due 6/1/05	1,400,000
400,000	A-1+	Orange County, CA, Sanitation Districts COP, Series B, SPA-Dexia Public Finance Bank, 2.930% due 6/1/05	400,000

		Total Pollution Control	1,800,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $15,100,000)	15,100,000

		TOTAL INVESTMENTS — 98.0% (Cost — $741,385,697#)	837,266,085

		Other Assets In Excess of Liabilities — 2.0%	16,829,428

		TOTAL NET ASSETS — 100.0%	$854,095,513

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
*	Bonds are escrowed to maturity with U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
**	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(a)	Rating by Moody’s Investors Service.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	Variable rate security. Coupon rate disclosed is that which is in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(f)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See page 9 for definitions of ratings.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AMBAC	— Ambac Assurance Corporation
CABS	— Capital Appreciation Bond
CaHLIF	— California Housing Loan Insurance Fund
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MGIC	— MGIC Investment Company
PCFA	— Pollution Control Finance Authority
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Select Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement
UGRIC	— United Guaranty Residential Insurance Company
USD	— Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney California Municipals Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$95,957,674
Gross unrealized depreciation	(77,286)

Net Unrealized Appreciation	$95,880,388

At May 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,720	9/05	$316,370,000	$319,430,000	$(3,060,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney California Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date July 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date July 28, 2005